                            UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                              FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 1999

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Zevenbergen Capital, Inc.
Address: 601 Union Street, #2434
         Seattle, WA  98101

13F File Number:  28-2967

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Lisa C. Foley
Title:    Principal
Phone:    206-628-8469
Signature, Place, and Date of Signing:

       Lisa C. Foley      Seattle, Washington     August 11, 1999


Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

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                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   81

Form 13F Information Table Value Total:   $1,346,273



List of Other Included Managers:

 No.  13F File Number     Name

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
                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AT&T Corp.                     COM              001957109    34931   625859 SH       SOLE                   427217            198642
Abercrombie & Fitch Co.        COM              002896207      365     7600 SH       SOLE                     7600
Abovenet Comm.                 COM              003743101     1288    31900 SH       SOLE                    27100              4800
Adelphia Comm.                 COM              006848105    24332   382425 SH       SOLE                   263850            118575
Advanced Radio Telecom         COM              00754U101      231    16100 SH       SOLE                    16100
Advent Software, Inc.          COM              007974108      328     4900 SH       SOLE                     4900
Amazon.com, Inc.               COM              023135106    15691   125400 SH       SOLE                    87100             38300
Amer. Bankers Insurance        COM              024456105      399     7326 SH       SOLE                                       7326
America Online, Inc.           COM              02364J104    36316   330145 SH       SOLE                   214410            115735
Ameritrade Holding             COM              0072H1090      223     2100 SH       SOLE                     2100
At Home Corp.                  COM              045919107    25151   466300 SH       SOLE                   307300            159000
Avon Products, Inc.            COM              054303102    36550   658550 SH       SOLE                   419900            238650
Biogen, Inc.                   COM              090597105    14760   229500 SH       SOLE                   149700             79800
Bristol-Myers Squibb           COM              110122108    22713   322450 SH       SOLE                   205100            117350
Broadcast.com, Inc.            COM              111310108    10019    75010 SH       SOLE                    48750             26260
Broadcom Corp.- CL A           COM              111320107    25067   173400 SH       SOLE                   116700             56700
CMGI, Inc.                     COM              125750109    30774   269800 SH       SOLE                   175700             94100
Cablevision Systems            COM              12686C109    23887   341250 SH       SOLE                   233350            107900
Campbell Soup Co.              COM              134429109      278     6000 SH       SOLE                                       6000
Cendant Corp.                  COM              151313103      348    17000 SH       SOLE                                      17000
Cisco Systems, Inc.            COM              17275R102    49775   772450 SH       SOLE                   514250            258200
Clear Channel Comm.            COM              184502102    51283   743911 SH       SOLE                   492888            251023
Colgate-Palmolive Co.          COM              194162103    14873   151000 SH       SOLE                    96850             54150
Colt Telecom Group             COM              196877104    43153   499600 SH       SOLE                   284400            215200
Comcast Corp. - Special        COM              200300200    33441   870000 SH       SOLE                   588400            281600
Costco Companies, Inc.         COM              22160Q102    18502   231100 SH       SOLE                   150500             80600
Cox Comm. CL A                 COM              224044107     1866    50700 SH       SOLE                    45100              5600
Cox Radio, Inc.                COM              224051102      608    11200 SH       SOLE                    11200
Dial Corp.                     COM              25247D101      364     9800 SH       SOLE                     9800
DoubleClick Inc.               COM              258609304      385     4200 SH       SOLE                     3600               600
E*Trade Group, Inc.            COM              269246104     9549   239100 SH       SOLE                   165200             73900
EBAY, Inc.                     COM              278642103      757     5000 SH       SOLE                     4600               400
Estee Lauder Cos.              COM              518439104    44817   894100 SH       SOLE                   572200            321900
Flextronics Intl. Ltd.         COM              G99990000      388     7000 SH       SOLE                     7000
General Electric Co.           COM              369604103     1706    15100 SH       SOLE                     8500              6600
Global Crossing, LTD           COM              G3921A100    14185   332783 SH       SOLE                   224263            108520
Global Telesystems Grp.        COM              37936U104    43809   540850 SH       SOLE                   370850            170000
Go2net Inc.                    COM              383486107      854     9300 SH       SOLE                     8900               400
Guidant Corp.                  COM              401698105      202     3944 SH       SOLE                     3944
Immunex Corp.                  COM              452528102      370     2900 SH       SOLE                     2400               500
Infospace.com, Inc.            COM              45678T102     1739    37000 SH       SOLE                    29000              8000
Int'l Business Machines        COM              459200101    29757   230225 SH       SOLE                   160925             69300
Intel Corp.                    COM              458140100      303     5100 SH       SOLE                      700              4400
Kroger Co.                     COM              501044101      559    20000 SH       SOLE                                      20000
Legg Mason, Inc.               COM              524901105      330     8578 SH       SOLE                                       8578
Liberty Media - A              COM              001957208    61179  1664740 SH       SOLE                  1102608            562132
Loral Space & Comm.            COM              564621073     5546   308100 SH       SOLE                   215300             92800
Lucent Technologies            COM              549463107    32424   480800 SH       SOLE                   324150            156650
MCI Worldcom, Inc.             COM              55268B106    50112   582270 SH       SOLE                   386200            196070
Mede America Corp.             COM              584067102     9166   242800 SH       SOLE                   175500             67300
Medimmune, Inc.                COM              584699102      312     4600 SH       SOLE                     4600
Merck & Co., Inc.              COM              589331107      940    12768 SH       SOLE                     9968              2800
Metromedia Fiber Network       COM              591689104    37052  1031000 SH       SOLE                   687500            343500
Microsoft Corp.                COM              594918104    69791   773838 SH       SOLE                   464700            309138
NTL Incorporated               COM              629407107    12062   139950 SH       SOLE                   101650             38300
Nextlink Comm.                 COM              65333H707    18917   254350 SH       SOLE                   177900             76450
Northern Trust Corp.           COM              665859104     8264    85200 SH       SOLE                    54050             31150
Omnicom Group                  COM              681919106    23876   298450 SH       SOLE                   196950            101500
Paychex, Inc.                  COM              704326107    11210   351687 SH       SOLE                   222762            128925
PepsiCo, Inc.                  COM              713448108      232     6000 SH       SOLE                                       6000
Pfizer, Inc.                   COM              717081103    28069   257513 SH       SOLE                   166313             91200
Providian Financial Corp.      COM              74406A102     6723    72100 SH       SOLE                    46900             25200
Qualcomm, Inc.                 COM              747525103    61813   430750 SH       SOLE                   283050            147700
Qwest Communications           COM              749121109    41578  1257550 SH       SOLE                   836700            420850
Schering-Plough                COM              806605101    15947   303750 SH       SOLE                   193550            110200
Shaw Communications            COM              82028K200    10494   264000 SH       SOLE                   174900             89100
Solectron Corp.                COM              834182107    42563   638250 SH       SOLE                   418250            220000
Starbucks Corp.                COM              855244109      712    18960 SH       SOLE                     3100             15860
TCI Music, Inc                 COM              87229N101     1871    52900 SH       SOLE                    45900              7000
TV Guide, Inc.                 COM              87307Q109     1608    43900 SH       SOLE                    38300              5600
Time Warner, Inc.              COM              887315109    44813   617050 SH       SOLE                   412550            204500
U.S. Trust Corp.               COM              91288L105      287     3100 SH       SOLE                     3100
USA Networks, Inc.             COM              902984103    16184   403350 SH       SOLE                   277050            126300
Vignette Corp.                 COM              926734104     1361    18150 SH       SOLE                    15750              2400
Vodafone Group                 COM              92857T107    14686    74550 SH       SOLE                    56075             18475
VoiceStream Wireless           COM              928615103     9660   339700 SH       SOLE                   256300             83400
Warner-Lambert                 COM              934488107    29952   433300 SH       SOLE                   277600            155700
Western Wireless Corp.         COM              95988E204     7754   287200 SH       SOLE                   211200             76000
Williams-Sonoma, Inc.          COM              969904101      251     7200 SH       SOLE                     7200
Winstar Communications         COM              975515107     1370    28100 SH       SOLE                    24900              3200
Young & Rubicam, Inc.          COM              987425105      268     5900 SH       SOLE                     5900
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